Eaton Vance

New Jersey Municipal Income Fund

April 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 90.0%

Security	Principal Amount (000’s omitted)	Value
Education — 3.3%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,000,469
New Jersey Educational Facilities Authority, (Princeton University):
5.00%, 3/1/28	2,555	3,293,139
5.00%, 7/1/42	1,000	1,230,020

		$6,523,628

Escrowed/Prerefunded — 1.2%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	$2,250	$2,362,140

		$2,362,140

General Obligations — 17.3%
Bergen County Improvement Authority, NJ, 5.00%, 8/1/42	$1,250	$1,626,725
Burlington County Bridge Commission, NJ:
5.00%, 8/1/27	400	503,764
5.00%, 8/1/30	500	633,565
5.00%, 8/1/31	410	517,469
5.00%, 8/1/32	250	314,568
5.00%, 10/1/36	1,000	1,221,570
Chester Township, NJ:
2.00%, 10/1/28	1,385	1,480,814
2.00%, 10/1/29	1,415	1,496,320
2.00%, 10/1/30	495	517,582
East Brunswick Board of Education, NJ, 4.00%, 8/1/34	1,200	1,449,648
East Brunswick, NJ:
2.00%, 7/15/30	2,875	3,025,621
2.00%, 2/15/31	250	265,533
2.00%, 2/15/32	505	532,810
2.00%, 2/15/33	515	539,854
Essex County, NJ:
2.00%, 9/1/31	1,695	1,791,937
2.00%, 9/1/32	2,935	3,081,985
Gloucester County Improvement Authority, NJ, 4.00%, 4/1/35	2,000	2,275,960
Hazlet Board of Education, NJ:
4.00%, 2/1/25	125	140,549
4.00%, 2/1/26	125	143,795
Jersey City, NJ, 5.00%, 11/1/33	800	993,968
Monmouth County Improvement Authority, NJ:
3.00%, 12/1/34	425	485,516
3.00%, 12/1/35	350	398,654
3.00%, 12/1/36	100	113,494
4.00%, 12/1/36	580	709,149

Security	Principal Amount (000’s omitted)	Value
New Jersey:
2.00%, 6/1/29	$1,250	$1,314,862
2.00%, 6/1/30	1,250	1,299,700
4.00%, 6/1/30	1,000	1,228,110
Ocean City, NJ, 2.00%, 10/15/30	2,205	2,319,814
Passaic County Improvement Authority, NJ:
3.00%, 8/15/36	110	122,525
3.00%, 8/15/38	150	166,038
4.00%, 8/15/32	185	228,364
4.00%, 8/15/33	110	135,259
4.00%, 8/15/34	100	122,575
Piscataway Township, NJ, 2.00%, 10/15/37	1,600	1,621,088
Princeton, NJ, 2.00%, 12/15/31	1,045	1,104,377

		$33,923,562

Hospital — 15.5%
Camden County Improvement Authority, NJ, (Cooper Health System):
5.00%, 2/15/35	$750	$821,835
5.75%, 2/15/42	1,100	1,173,535
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,570
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	1,000	1,100,160
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 5.00%, 7/1/28	100	124,064
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/36	215	261,150
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/32	590	712,213
5.00%, 7/1/39	2,750	3,294,637
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital):
5.00%, 7/1/32	50	56,807
5.00%, 7/1/33	1,155	1,311,064
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group):
5.00%, 7/1/31	2,355	2,866,553
5.00%, 7/1/33	4,300	5,219,942
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group):
3.00%, 7/1/32	1,100	1,164,559
3.125%, 7/1/33	835	887,037
4.00%, 7/1/48	3,000	3,304,830
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group):
5.00%, 7/1/28	1,000	1,191,410
5.00%, 7/1/29	500	592,545
New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/39	5,230	6,144,465

		$30,402,376

Security	Principal Amount (000’s omitted)	Value
Housing — 1.5%
New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 3.80%, 10/1/32	$2,685	$2,932,772

		$2,932,772

Industrial Development Revenue — 4.4%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,000	$3,607,110
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	3,134,670
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	1,850	1,961,222

		$8,703,002

Insured-Education — 0.3%
New Jersey Educational Facilities Authority, (William Paterson University):
(AGM), 4.00%, 7/1/36	$135	$156,543
(AGM), 5.00%, 7/1/24	160	181,135
(AGM), 5.00%, 7/1/26	130	155,402
(AGM), 5.00%, 7/1/28	60	74,453

		$567,533

Insured-Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$3,382,611

		$3,382,611

Insured-Escrowed/Prerefunded — 0.2%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$469,178

		$469,178

Insured-General Obligations — 5.6%
Atlantic City, NJ:
(AGM), 4.00%, 3/1/42	$250	$278,627
(AGM), 5.00%, 3/1/37	1,500	1,796,955
Bayonne, NJ:
(AGM), 5.00%, 8/1/25	615	729,599
(AGM), 5.00%, 8/1/26	865	1,023,390
East Orange, NJ:
(AGM), 5.00%, 10/15/29	130	170,247
(AGM), 5.00%, 10/15/30	175	226,650
(AGM), 5.00%, 10/15/31	400	514,768
Irvington Township, NJ, (AGM), 0.00%, 7/15/23	3,775	3,716,374
Lakewood Township, NJ:
(BAM), 4.00%, 11/1/26	250	292,530
(BAM), 4.00%, 11/1/27	120	142,646
Paterson, NJ, (BAM), 5.00%, 1/15/26	1,305	1,393,401
Trenton, NJ, (BAM), 5.00%, 12/1/26	500	595,485

		$10,880,672

Insured-Special Tax Revenue — 8.0%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/24	$6,000	$5,812,740

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	$6,500	$6,091,085
(AGC), 0.00%, 7/1/27	1,900	1,739,431
(NPFG), 5.25%, 7/1/26	1,620	1,992,227

		$15,635,483

Insured-Transportation — 1.5%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,255,833
South Jersey Transportation Authority, NJ, (AGM), 5.00%, 11/1/33	500	643,295

		$2,899,128

Lease Revenue/Certificates of Participation — 1.5%
Burlington County Bridge Commission, NJ:
4.00%, 4/1/32	$635	$791,845
4.00%, 4/1/34	500	620,065
4.00%, 4/1/35	350	432,309
New Jersey Economic Development Authority, (School Facilities Construction), 4.00%, 6/15/36	900	1,058,364

		$2,902,583

Other Revenue — 2.2%
Mercer County Improvement Authority, NJ:
4.00%, 4/1/32	$1,500	$1,804,575
5.00%, 4/1/34	1,000	1,286,190
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	1,000	1,180,650

		$4,271,415

Senior Living/Life Care — 2.0%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey):
5.00%, 7/1/29	$1,250	$1,349,825
5.00%, 7/1/34	2,450	2,555,228

		$3,905,053

Student Loan — 3.0%
New Jersey Higher Education Student Assistance Authority:
(AMT), 1.14%, (3 mo. USD LIBOR + 0.95%), 6/1/36(1)	$2,255	$2,264,606
(AMT), 3.25%, 12/1/29	1,540	1,606,621
(AMT), 3.35%, 12/1/29	880	935,308
(AMT), 4.00%, 12/1/34	950	1,028,698

		$5,835,233

Transportation — 20.8%
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	$1,000	$1,159,040
Delaware River Port Authority of Pennsylvania and New Jersey:
5.00%, 1/1/28	2,000	2,250,340
5.00%, 1/1/33	1,000	1,278,240
5.00%, 1/1/35	2,270	2,865,693
5.00%, 1/1/36	1,250	1,573,213
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,756,575
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	308,022

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (Transit Transportation Project):
4.00%, 11/1/38	$375	$430,241
4.00%, 11/1/39	375	428,948
4.00%, 6/15/40	1,500	1,735,020
New Jersey Transportation Trust Fund Authority, (Transportation Program):
3.00%, 6/15/50	540	555,644
5.00%, 6/15/35(2)	1,000	1,232,520
5.00%, 6/15/38	3,220	3,955,995
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/34(2)	1,000	1,192,070
New Jersey Turnpike Authority:
4.00%, 1/1/48	1,500	1,718,370
4.00%, 1/1/51	2,495	2,922,294
5.00%, 1/1/31	375	447,146
5.00%, 1/1/37	1,420	1,733,124
5.00%, 1/1/45	2,780	3,194,609
Newark Housing Authority, NJ, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,683,465
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/34	2,305	2,716,927
(AMT), 5.00%, 10/15/35	2,530	3,039,137
(AMT), 5.00%, 11/15/36	1,160	1,399,296
South Jersey Transportation Authority, NJ, 5.00%, 11/1/31	1,000	1,129,900

		$40,705,829

Total Tax-Exempt Municipal Obligations — 90.0% (identified cost $163,602,242)		$176,302,198

Taxable Municipal Obligations — 3.8%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.2%
Atlantic City, NJ, 7.50%, 3/1/40	$445	$606,820
Monroe Township Board of Education, NJ:
2.729%, 8/1/33	700	720,461
2.849%, 8/1/35	1,000	1,031,630

		$2,358,911

Transportation — 2.6%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(3)	$4,250	$5,042,965

		$5,042,965

Total Taxable Municipal Obligations — 3.8% (identified cost $6,731,688)		$7,401,876

Total Investments — 93.8% (identified cost $170,333,930)		$183,704,074

Other Assets, Less Liabilities — 6.2%		$12,089,852

Net Assets — 100.0%		$195,793,926

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2021, 18.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 9.7% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2021.

(2)	When-issued/delayed delivery security.

(3)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at April 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$176,302,198	$—	$176,302,198
Taxable Municipal Obligations	—	7,401,876	—	7,401,876
Total Investments	$—	$183,704,074	$—	$183,704,074

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.